Loans Receivable Loans Receivable (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum Not Rated	Dec. 31, 2013 Commercial loans loan	Dec. 31, 2012 Commercial loans loan	Dec. 31, 2013 Commercial loans Loan two loan	Dec. 31, 2013 Commercial loans Loan three	Dec. 31, 2012 Commercial loans Loan three	Dec. 31, 2013 Commercial loans Non accrual loan
Troubled Debt Restructurings
Loans receivable, related parties	$ 7,700,000	$ 9,400,000
Loans receivable, related parties, additions	1,800,000	4,000,000
Loans receivable, related parties, collections	3,900,000	3,800,000
Loans receivable, related parties, effect of changes in composition	403,000	12,000
Amount of residential mortgages pledged to collateralize borrowings	89,847,582	78,848,981
Financing receivable modifications, maturity period extended				10 years	20 years
Number of loans considered troubled debt	6	4					6	4
Number of loans considered impaired												2
Number of commercial relationship of loans considered nonaccrual									4			1
Unpaid principal balance	1,429,388	1,085,318	836,098							49,000	59,000
Financing receivable, basis for analysis of credit quality, outstanding amount				$ 250,000		$ 250,000
Financing receivable, period for analysis of credit quality					12 months